Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Summary of earnings per share

			Cents per share
Per ordinary share	2024	2023	2022
Basic earnings per share	2.38	87.78	(13.10)
Diluted earnings per share	2.32	85.85	(13.10)

		Dollars per share
Per American Depositary Share (ADS)[a]	2024	2023	2022
Basic earnings per share	0.14	5.27	(0.79)
Diluted earnings per share	0.14	5.15	(0.79)

			$ million
	2024	2023	2022
Profit (loss) attributable to bp shareholders	381	15,239	(2,487)
Less: dividend requirements on preference shares	1	1	1
Less: (gain) loss on redemption of perpetual hybrid bonds[a]	(10)	—	—
Profit (loss) for the year attributable to bp ordinary shareholders	390	15,238	(2,488)

			Shares thousand
	2024	2023	2022
Basic weighted average number of ordinary shares[b]	16,385,535	17,360,288	18,987,936
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans	431,129	389,790	—
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share	16,816,664	17,750,078	18,987,936

			Shares thousand
	2024	2023	2022
Basic weighted average number of ordinary shares – ADS equivalent	2,730,922	2,893,381	3,164,656
Potential dilutive effect of ordinary shares (ADS equivalent) issuable under employee share-based payment plans	71,855	64,965	—
Weighted average number of ordinary shares (ADS equivalent) outstanding used to calculate diluted earnings per share	2,802,777	2,958,346	3,164,656

Summary of antidilutive securities	The following table shows the number of shares potentially issuable under equity-settled employee share option plans, including the number of options outstanding, the number of options exercisable at the end of each year, and the corresponding weighted average exercise prices. The dilutive effect of these plans at 31 December is also shown.

Share options		2024		2023
	Number of optionsa b thousand	Weighted average exercise price $	Number of optionsa b thousand	Weighted average exercise price $
Outstanding	533,895	4.15	545,044	4.04
Exercisable	2,931	3.38	905	3.31
Dilutive effect	140,971	n/a	166,581	n/a
aNumbers of options shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).
bAt 31 December 2024 the quoted market price of one bp ordinary share was £3.93 (2023 £4.66).
The number of shares that are expected to vest each year under employee share plans are shown in the table below. The dilutive effect of the employee share plans at 31 December is also shown.

Share plans	2024	2023
	Number of shares[a]	Number of shares[a]
Vesting	thousand	thousand
Within one year	271,216	226,190
1 to 2 years	134,342	257,511
2 to 3 years	102,525	114,500
3 to 4 years	956	1,176
Over 4 years	118	308
	509,157	599,685
Dilutive effect	269,796	284,908
aNumbers of shares shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).